Allowance for Loan Losses - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Contract	Dec. 31, 2014 USD ($) Contract	Dec. 31, 2013 USD ($) Contract	Dec. 31, 2012 USD ($)
Receivables [Abstract]
Allowance for loans receivable | $	$ 18,008	$ 23,246	$ 35,537	$ 45,873
Ratio of allowance for loan losses to gross loans held-for-investment	1.16%	1.54%	1.66%
Loan not considered as impaired	Less than 90 days
Number of TDR's included in Impaired Loans	9
TDRs included in impaired loans | $	$ 1,100
Number of impaired loans in accruing status	1
TDR with commitments to lend additional funds	0
Number new TDR agreements	8	0
Number of TDR agreements that subsequently defaulted	0	0	0